Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans [Abstract]
Amount of employee benefits charged	¥ 80,505	¥ 144,596	¥ 143,078